Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001767057
Registrant Name	Osprey Bitcoin Trust
Registration File Number	333-289334
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Osprey Bitcoin Trust
Street 1	C/O OSPREY FUNDS, LLC
Street 2	777 BRICKELL AVE., SUITE 500
City	MIAMI
State or Country Code	FL
Zip Code	33131
Reporting FY End Date	Dec. 31, 2025